TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Opening balance	$ 220	$ 0	$ 0
Tax positions taken in the current year	0	217	0
Interest	6	3	0
Exchange difference	8	0	0
Closing balance	$ 234	$ 220	$ 0